Note 9 - Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2018	2019

Net income / (loss), continuing operations	771,825	(765,615)
Dividend Series B Preferred shares	(850,708)	(949,152)
Preferred deemed dividend	-	(504,577)
Net loss attributable to common shareholders, continuing operations	(78,883)	(2,219,344)
Weighted average common shares – outstanding, continuing operations	11,133,764	12,340,060
Basic and diluted loss per share, continuing operations	(0.01)	(0.18)
Net loss attributable to common shareholders, discontinued operations	(1,421,001)	-
Net loss attributable to common shareholders	(1,499,884)	(2,219,344)
Basic and diluted loss per share	(0.13)	(0.18)